MASSMUTUAL
                                 PARTICIPATION
                                   INVESTORS








                                     [LOGO]










                              REPORT FOR THE THREE
                              MONTHS ENDED 3/31/05

                                   ADVISER
                                     Babson Capital Management LLC
                                     1500 Main Street
MASSMUTUAL PARTICIPATION INVESTORS   Springfield, Massachusetts 01115
c/o Babson Capital Management LLC
1500 Main Street, Suite 600        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Springfield, Massachusetts 01115     KPMG LLP
(413) 226-1516                       Boston, Massachusetts 02110

                                   COUNSEL TO THE TRUST
    [LOGO]                           Ropes & Gray LLP
                                     Boston, Massachusetts 02110

    MPV                            CUSTODIAN
  LISTED                             Citibank, N.A.
   NYSE                              New York, New York 10043

                                   TRANSFER AGENT & REGISTRAR
                                     Shareholder Financial Services, Inc.
                                     P.O. Box 173673
                                     Denver, Colorado 80217-3673
                                     1-800-647-7374


                  Internet website: www.babsoncapital.com/mpv


                         INVESTMENT OBJECTIVE AND POLICY

     MassMutual Participation Investors (the "Trust") is a closed-end management investment company, first offered to the public in 1988, whose shares are traded on the New York Stock Exchange under the trading symbol "MPV". The Trust's share price can be found in the financial section of most newspapers as "MassPrt" or "MassMuPrt" under the New York Stock Exchange listings.

     The Trust's investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust's principal investments are privately placed, below-investment grade, long-term corporate debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

     Babson Capital Management LLC manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

            FORM N-Q                         PROXY VOTING POLICIES & PROCEDURES;
MassMutual Participation Investors                   PROXY VOTING RECORD
files its complete schedule of               The Trustees of MassMutual
portfolio holdings with the U.S.             Participation Investors have
Securities and Exchange Commission           delegated proxy voting
for the first and third quarters of          responsibilities relating to the
each fiscal year on Form N-Q. This           voting of securities held by the
information is available (i) on the          Trust to Babson Capital Management
U.S. Securities and Exchange                 LLC. A description of Babson
Commission's website at                      Capital's proxy voting policies and
http://www.sec.gov; and (ii) at the          procedures is available (1) without
U.S. Securities and Exchange                 charge, upon request, by calling,
Commission's Public Reference Room           toll-free 866-399-1516; (2) on
in Washington, DC (which                     MassMutual Participation Investors'
information on their operation may           website:
be obtained by calling                       http://www.babsoncapital.com/mpv;
1-800-SEC-0330). A complete                  and (3) on the U.S. Securities and
schedule of portfolio holdings as            Exchange Commission ("SEC") website
of each quarter-end is available             at http://www.sec.gov. Information
upon request by calling, toll-free,          regarding how the Trust voted
866-399-1516.                                proxies relating to portfolio
                                             securities during the most recent
                                             12-month period ended June 30 is
                                             available (1) on MassMutual
                                             Participation Investors' website:
                                             http://www.babsoncapital.com/mpv;
                                             and (2) on the SEC's website at
                                             http://www.sec.gov.

TO OUR SHAREHOLDERS

April 30, 2005

We are pleased to present the March 31, 2005 Quarterly Report of MassMutual Participation Investors (the "Trust"). At the Trust's Annual Shareholders Meeting, which was held on April 22, 2005, shareholders re-elected Jack A. Laughery and Corine Norgaard as Trustees, each for a three-year term. As a result of the resignation of Steven Kandarian as a Trustee prior to the Annual Meeting, the size of the Board was reduced from eight to seven members.

The Board of Trustees declared a quarterly dividend to 24 cents per share, payable on May 16, 2005 to shareholders of record on May 2, 2005. The Trust had previously paid a 24 cent per share dividend for the preceding quarter (plus a special year-end dividend of 12 cents per share).

U.S. equity markets, as measured by several broad market indices declined during the quarter. Large stocks, as approximated by the Dow Jones Industrial Average, decreased 2.06%. Smaller stocks, as approximated by the Russell 2000 Index, decreased 5.34%. U.S. fixed income markets, as measured by selected indices, also posted negative returns for the quarter. The Lehman Brothers Government/Credit Index and the Lehman Brothers U.S. Corporate High Yield Index decreased 0.67% and 1.61%, respectively, for the quarter.

During the quarter ended March 31, 2005, net assets of the Trust increased to $111,110,593 or $11.46 per share compared to $107,610,007 or $11.13 per share on
December 31, 2004, which translates into a 2.96% return for the quarter, based on the change in the Trust's net assets assuming the reinvestment of all dividends. Long term, the Trust returned 23.58%, 11.61%, and 14.16% for the 1-, 5-, and 10-year time periods ended March 31, respectively, based on the change in the Trust's net assets assuming the reinvestment of all dividends. The Trust earned 23 cents per share of net investment income for the quarter, compared to 22 cents per share in the previous quarter.

During the quarter, the Trust made private placement investments in two new issuers and closed one "follow-on" investment, totaling approximately $2.4 million. The follow-on investment purchased by the Trust was in Augusta Sportswear Holding Co. The two new issuers the Trust invested in were Connor Sport Court International, Inc. and Terra Renewal Services, Inc. The weighted average coupon of these investments was 11.4%. (A BRIEF DESCRIPTION OF THESE INVESTMENTS CAN BE FOUND IN THE SCHEDULE OF INVESTMENTS.)

Thank you for your continued interest in and support of MassMutual Participation Investors.

Sincerely,

/s/ Roger W. Crandall
---------------------------
Roger W. Crandall
President

PORTFOLIO COMPOSITION AS OF 03/31/05*

Public High Yield Debt 24%

Public Equity 2%

Cash & Short Term Investments 10%

Private/Restricted Equity 16%

Private Investment Grade Debt 3%

Private High Yield Debt 45%

*BASED ON MARKET VALUE OF TOTAL INVESTMENTS

CONSOLIDATED STATEMENT OF                     MASSMUTUAL PARTICIPATION INVESTORS
ASSETS AND LIABILITIES

March 31, 2005
(Unaudited)

ASSETS:
Investments
  (See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
  (Cost - $93,491,200)                                          $ 93,148,786
Corporate public securities at market value
  (Cost - $26,873,388)                                            27,884,318
Short-term securities at cost plus earned discount which
  approximates market value                                        9,053,505
                                                                ------------
                                                                 130,086,609
Cash                                                               1,950,755
Interest receivable                                                2,384,638
Receivable for investments sold                                      140,082
Other assets                                                          18,978
                                                                ------------
      TOTAL ASSETS                                              $134,581,062
                                                                ============

LIABILITIES:
Management fee payable                                          $    249,456
Note payable                                                      12,000,000
Revolving Credit Agreement                                        10,500,000
Interest payable                                                     292,538
Accrued expenses                                                      97,899
Accrued taxes payable                                                330,576
                                                                ------------
      TOTAL LIABILITIES                                           23,470,469

NET ASSETS:
Common shares, par value $.01 per share; an
  unlimited number authorized                                         96,964
Additional paid-in capital                                        89,919,670
Retained net realized gain on investments, prior years            19,858,001
Undistributed net investment income                                2,653,553
Accumulated net realized loss on investments                      (1,844,725)
Net unrealized appreciation of investments                           427,130
                                                                ------------
      TOTAL NET ASSETS                                           111,110,593
      TOTAL LIABILITIES AND NET ASSETS                          $134,581,062
                                                                ============

  COMMON SHARES ISSUED AND OUTSTANDING                             9,696,389
                                                                ============

  NET ASSET VALUE PER SHARE                                     $      11.46
                                                                ============

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
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2

CONSOLIDATED STATEMENT OF                     MASSMUTUAL PARTICIPATION INVESTORS
ASSETS AND LIABILITIES

For the three months ended March 31, 2005
(Unaudited)


INVESTMENT INCOME:
Interest                                                        $  2,832,256
Dividends                                                              1,269
                                                                ------------
      TOTAL INVESTMENT INCOME                                      2,833,525
                                                                ------------

EXPENSES:
Management fees                                                      249,456
Interest                                                             253,785
Trustees' fees and expenses                                           30,600
Transfer agent/registrar's expenses                                    6,600
Reports to shareholders                                               30,000
Professional fees                                                     57,600
Other                                                                 12,758
                                                                ------------
      TOTAL EXPENSES                                                 640,799
                                                                ------------
NET INVESTMENT INCOME ($0.23 PER SHARE)                            2,192,726
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on investments before taxes                           (362,607)
Net change in unrealized depreciation of investments               1,687,535
Provision for taxes                                                 (322,812)
                                                                ------------
      NET GAIN ON INVESTMENTS                                      1,002,116
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $  3,194,842
                                                                ============

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
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                                                                               3

CONSOLIDATED STATEMENT OF                     MASSMUTUAL PARTICIPATION INVESTORS
ASSETS AND LIABILITIES

For the three months ended March 31, 2005
(Unaudited)

NET DECREASE IN CASH:
Cash flows from operating activities:
  Interest and dividends received                               $  2,126,220
  Interest expense paid                                              (75,071)
  Operating expenses paid                                           (454,745)
  Income taxes paid                                                 (408,655)
                                                                ------------
      NET CASH PROVIDED BY OPERATING ACTIVITIES                    1,187,749
Cash flows from investing activities:
  Purchases/Proceeds/Maturities from short-term
    portfolio securities, net                                     (3,426,104)
  Purchases of portfolio securities                               (8,776,805)
  Proceeds from disposition of portfolio securities               13,772,241
                                                                ------------
      NET CASH PROVIDED BY INVESTING ACTIVITIES                    1,569,332
                                                                ------------
      NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES      2,757,081
                                                                ------------

Cash flows from financing activities:
  Receipts for shares issued on reinvestment of dividends            305,744
Cash dividends paid from net investment income                    (3,482,121)
                                                                ------------

      NET CASH USED FOR FINANCING ACTIVITIES                      (3,176,377)
                                                                ------------

NET DECREASE IN CASH                                                (419,296)
Cash - beginning of year                                           2,370,051
                                                                ------------
CASH - END OF PERIOD                                            $  1,950,755
                                                                ============

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $  3,194,842
                                                                ------------
  Increase in investments                                         (1,315,212)
  Increase in interest receivable                                   (517,303)
  Decrease in receivable for investments sold                      1,388,593
  Increase in other assets                                           (18,978)
  Increase in management fee payable                                   7,784
  Increase in interest payable                                       178,714
  Decrease in accrued expenses                                       (75,516)
  Decrease in accrued taxes payable                                  (85,843)
                                                                ------------
      TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS               (437,761)
                                                                ------------
      NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES   $  2,757,081
                                                                ============

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
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

CONSOLIDATED STATEMENTS OF                    MASSMUTUAL PARTICIPATION INVESTORS
CHANGES IN NET ASSETS

For the three months ended March 31, 2005 and the year ended December 31, 2004


                                               For the three
                                               months ended        For the
                                                03/31/2005       year ended
                                                (Unaudited)      12/31/2004
                                               ------------     ------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income                        $  2,192,726     $  9,713,437
  Net realized (loss) gain on investments
    before taxes                                   (362,607)       1,196,570
  Net change in unrealized depreciation of
    investments                                   1,687,535       12,493,998
  Provision for taxes                              (322,812)        (504,437)
  Net increase in net assets resulting from
    operations                                    3,194,842       22,899,568
  Net increase in shares of beneficial
    interest transactions (common shares
    issued: 2005 - 23,830; 2004 - 81,587)           305,744          927,073
Dividends to shareholders from:
  Net investment income (2004 - $1.10 per
  share)                                                --       (10,613,225)

      TOTAL INCREASE IN NET ASSETS                3,500,586       13,213,416

NET ASSETS, BEGINNING OF YEAR                   107,610,007       94,396,591
                                               ------------     ------------
NET ASSETS, END OF PERIOD/YEAR                 $111,110,593     $107,610,007
                                               ============     ============

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
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                                                                               5

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS    MASSMUTUAL PARTICIPATION INVESTORS

Selected data for each common share outstanding:

                                           For the
                                         three months
                                            ended                            For the years ended December 31,
                                          3/31/2005       ----------------------------------------------------------------------
                                         (Unaudited)         2004           2003           2002           2001           2000
                                          ----------      ----------     ----------     ----------     ----------     ----------
Net asset value:
  Beginning of year                       $    11.13      $     9.84     $     8.78     $     9.12     $     9.75     $    10.40
                                          ----------      ----------     ----------     ----------     ----------     ----------

Net investment income                           0.23            1.00           0.80           0.87           0.93           1.00
Net realized and unrealized
  gain (loss) on investments                    0.10            1.36           1.21          (0.35)         (0.61)         (0.14)
                                          ----------      ----------     ----------     ----------     ----------     ----------

Total from investment operations                0.33            2.36           2.01           0.52           0.32           0.86
                                          ----------      ----------     ----------     ----------     ----------     ----------
Dividends from net investment
  income to common shareholders                 --             (1.10)         (0.96)         (0.86)         (0.96)         (0.96)

Dividends from net realized gain
  on investments to common shareholders         --              --             --             --             --            (0.55)

Change from issuance of shares                  --              0.03           0.01           --             0.01           --
                                          ----------      ----------     ----------     ----------     ----------     ----------
Total distributions                             --             (1.07)         (0.95)         (0.86)         (0.95)         (1.51)
                                          ----------      ----------     ----------     ----------     ----------     ----------
Net asset value:
End of period/year                        $    11.46      $    11.13     $     9.84     $     8.78     $     9.12     $     9.75
                                          ----------      ----------     ----------     ----------     ----------     ----------
Per share market value:
End of period/year                        $    12.20      $    13.31     $    11.65     $     9.40     $     9.10     $    10.94
                                          ==========      ==========     ==========     ==========     ==========     ==========


Total investment return
  Market value                                 (8.34)%*        25.77%         35.50%         12.58%         (8.02)%        22.91%
 Net asset value **                             2.96%*         25.14%         23.72%          5.70%          3.41%          8.11%

Net assets (in millions):
  End of period/year                      $   111.11      $   107.61     $    94.40     $    83.59     $    86.09     $    90.95

Ratio of operating expenses to average
  net assets                                    0.35%*          1.63%          1.65%          1.27%          1.22%          1.28%

Ratio of interest expense to average
  net assets                                    0.23%*          0.89%          0.97%          1.08%          1.47%          1.54%

Ratio of total expenses to average
  net assets                                    0.58%*          2.52%          2.62%          2.35%          2.69%          2.82%

Ratio of net investment income
  to average net assets                         2.00%*          9.60%          8.55%          9.42%          9.70%          9.20%

Portfolio turnover                              7.18%*         51.25%         55.08%         35.32%         21.58%         55.97%


*  Percentages represent results for the period and are not annualized.
** Net asset value return represents portfolio returns based on change in the net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on market value due to the difference between the net asset value and the market value of the shares outstanding; past performance in no guarantee of future results.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
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6

CONSOLIDATED SCHEDULE OF INVESTMENTS          MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2005
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES - 83.83% (A)                    Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 76.80%

A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in
Texas, Florida and Arizona.
  12% Senior Subordinated Note due 2012                          $  1,125,000         04/08/04     $  1,125,000     $  1,066,349
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                             1,230 shs.         04/08/04             --                 12
                                                                                                   ------------     ------------
                                                                                                      1,125,000        1,066,361
                                                                                                   ------------     ------------
A W C HOLDING COMPANY
A manufacturer and distributor of aluminum and vinyl
windows and doors in the Southwest and Southeast regions
of the U.S.
  12% Senior Subordinated Note due 2012                          $  1,125,000         05/18/04        1,019,489        1,041,909
  Limited Partnership Interest of AWC Investment, LLC (B)            132 uts.         05/18/04          112,500          101,252
                                                                                                   ------------     ------------
                                                                                                      1,131,989        1,143,161
                                                                                                   ------------     ------------
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles.
  12.5% Subordinated Note due 2010                               $  1,125,000         02/29/00        1,027,644        1,125,000
  Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                               192 shs.         02/29/00          162,931          161,625
                                                                                                   ------------     ------------
                                                                                                      1,190,575        1,286,625
                                                                                                   ------------     ------------
AMERICA'S BODY COMPANY, INC./LCP HOLDING CO.
A designer and manufacturer of commercial work vehicles.
  12% Preferred Stock Series C (B)                                   197 shs.         12/16/03          875,000        1,750,000
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                40 shs.                *          256,667             --
                                                                                                   ------------     ------------
                                                                                                      1,131,667        1,750,000
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
  12% Senior Subordinated Note due 2010                          $  1,125,000         01/22/04        1,005,081        1,158,750
  Preferred Class A Unit (B)                                       1,337 uts.         01/22/04          133,700          120,330
  Common Class B Unit (B)                                          1,610 uts.         01/22/04             --            126,799
                                                                                                   ------------     ------------
                                                                                                      1,138,781        1,405,879
                                                                                                   ------------     ------------
AUGUSTA SPORTSWEAR HOLDING CO.
A manufacturer and distributor of athletic apparel,
activewear and team uniforms.
  12% Senior Subordinated Note due 2012                          $    893,000         12/31/04          830,899          895,532
  Common Stock (B)                                                   261 shs.               **          261,000          234,900
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                73 shs.         12/31/04           63,254                1
                                                                                                   ------------     ------------
                                                                                                      1,155,153        1,130,433
                                                                                                   ------------     ------------

 *11/02/98 and 12/24/03.
**12/31/04 and 03/31/05.

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                                                                               7

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2005
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air and
gas distribution systems.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2007                                            $    131,792         04/09/02     $    131,792     $    131,628
  Senior Secured Tranche A Floating Rate Note due 2008           $    466,242         04/09/02          466,242          461,631
  12% Senior Secured Note due 2010                               $    412,112         04/09/02          356,647          431,668
  Limited Partnership Interest of Riverside Capital
    Appreciation Fund IV, L.P. (B)                                 6.38% int.         04/09/02           87,045           80,691
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                               794 shs.         04/09/02           72,856           73,635
                                                                                                   ------------     ------------
                                                                                                      1,114,582        1,179,253
                                                                                                   ------------     ------------
BETA BRANDS LTD
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  5% Promissory Note due 2009 (B)                                $     96,698         03/31/04           96,698             --
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                             2,421 shs.         03/31/04                1             --
                                                                                                   ------------     ------------
                                                                                                         96,699             --
                                                                                                   ------------     ------------
BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty silica sands.
  14% Redeemable Preferred Stock (B)                                 499 shs.         09/30/99          272,912           54,525
  Convertible Preferred Stock Series A and B, convertible
    into common stock at $9.26 per share (B)                      62,997 shs.         12/19/96          583,300             --
  Common Stock (B)                                                10,013 shs.         09/30/99          399,505             --
  Warrants, exercisable until 2005 and 2010, to purchase
    common stock at $.01 per share (B)                             5,700 shs.                *           64,247             --
                                                                                                   ------------     ------------
                                                                                                      1,319,964           54,525
                                                                                                   ------------     ------------
BRAMPTON FASTENER CO. LTD
A value-added national distributor of maintenance, repair
and operating supplies such as fasteners, electrical
components and tools.
  8% Senior Secured Term A Note due 2009                         $    420,000         12/31/04          420,000          342,720
  12% Senior Secured Term B Note due 2009                        $    430,000         12/31/04          430,000          439,030
  Limited Partnership Interest of Brafasco Investors LLC (B)      44,000 uts.         12/31/04           44,000           39,600
  Preferred Stock (B)                                                155 shs.         12/31/04             --             77,500
  Warrant of G C-Sun Holdings L.P., exercisable until
    2008, to purchase common stock at $.01 per share (B)             469 shs.         03/02/00          185,220             --
                                                                                                   ------------     ------------
                                                                                                      1,079,220          898,850
                                                                                                   ------------     ------------
C & M CONVEYOR, INC.
A manufacturer and supplier of material handling systems
to the corrugated sheet and container industry.
  9.5% Senior Secured Term Note due 2007                         $    569,277         09/13/02          569,277          574,709
  11% Senior Subordinated Note due 2010                          $    478,916         09/13/02          456,261          488,532
  Common Stock (B)                                               180,723 shs.         09/13/02          180,723          144,578
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                            78,386 shs.         09/13/02           34,428              784
                                                                                                   ------------     ------------
                                                                                                      1,240,689        1,208,603
                                                                                                   ------------     ------------
*12/19/96 and 09/30/99.

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8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2005
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
Limited Partnership Interest (B)                                      58 uts.         09/29/95     $     79,184     $    250,288
                                                                                                   ------------     ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                                 806 uts.         04/29/00            3,598              180
  Common Membership Interests (B)                                 10,421 uts.         04/29/00           46,706            2,332
                                                                                                   ------------     ------------
                                                                                                         50,304            2,512
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceuticals products.
  Common Stock (B)                                                    55 shs.                *              252              252
                                                                                                   ------------     ------------
CHEMED CORPORATION
An operator in the residential and commercial repair-and
maintenance service industry through two wholly owned
subsidiaries, Roto-Rooter and Service America
  Common Stock                                                    10,500 shs.         02/24/04          525,000          803,040
                                                                                                   ------------     ------------
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2010                                            $     25,363         02/02/05           25,363           24,983
  8.75% Senior Secured Term Note due 2010                        $    326,087         04/30/03          326,087          334,281
  11.5% Senior Subordinated Note due 2011                        $    242,754         04/30/03          223,004          249,103
  Common Stock (B)                                                72,463 shs.         04/30/03           72,463           65,217
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                            50,099 shs.         04/30/03           23,317              501
                                                                                                   ------------     ------------
                                                                                                        670,234          674,085
                                                                                                   ------------     ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and metal stampings.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2006                                            $     80,247         01/07/02           80,247           78,364
  Senior Secured Floating Rate Tranche A Note due 2007           $    552,469         06/26/01          552,469          513,993
  13% Senior Secured Tranche B Note due 2006                     $    370,370         06/26/01          370,370          360,120
  Limited Partnership Interest (B)                                 3.65% int.         06/26/01          185,185          148,148
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                            61,163 shs.         06/26/01           45,370              612
                                                                                                   ------------     ------------
                                                                                                      1,233,641        1,101,237
                                                                                                   ------------     ------------
*12/30/97 and 05/29/99.

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2005
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders and
accessories.
  12.5% Senior Subordinated Note due 2008                        $    843,750         09/22/00     $    760,804     $    801,273
  28% Preferred Stock (B)                                             38 shs.         11/02/01           37,500           40,326
  20% Preferred Stock (B)                                             35 shs.         03/09/04           35,156           31,156
  Common Stock (B)                                                   756 shs.         09/22/00          281,250          140,625
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               446 shs.         09/22/00          140,625                4
                                                                                                   ------------     ------------
                                                                                                      1,255,335        1,013,384
                                                                                                   ------------     ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor synthetic
sports flooring and other temporary flooring products.
  12% Senior Subordinated Note due 2012                          $  1,059,417                *          975,790        1,040,382
  Limited Partnership Interest (B)                               103,135 uts.               **          103,135           92,821
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                92 shs.                *           84,829                1
                                                                                                   ------------     ------------
                                                                                                      1,163,754        1,133,204
                                                                                                   ------------     ------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
  12% Senior Subordinated Note due 2007                          $  2,045,455              ***        1,991,522        1,840,910
  Common Stock (B)                                                    30 shs.              ***           51,136           12,784
  Limited Partnership Interest (B)                                10.23% int.              ***          150,810           37,955
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                               171 shs.              ***          157,343           73,721
                                                                                                   ------------     ------------
                                                                                                      2,350,811        1,965,370
                                                                                                   ------------     ------------
DELSTAR HOLDING CORPORATION
A manufacturer of plastic netting for a wide variety of
industries.
  Convertible Preferred Stock, convertible into
    common stock at $10 per share (B)                              1,758 shs.         10/05/01          213,691          197,751
  Convertible Preferred Stock, convertible into
    common stock at $11.89 per share (B)                             206 shs.         09/16/04           24,414           23,193
                                                                                                   ------------     ------------
                                                                                                        238,105          220,944
                                                                                                   ------------     ------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of
industrial magnets and subassemblies in North America
and Europe.
  12% Senior Subordinated Note due 2006                          $     81,522         07/19/01           76,024           81,633
  Common Stock (B)                                                   310 shs.         07/19/01          309,783          331,077
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                               157 shs.         07/19/01          132,677          167,804
                                                                                                   ------------     ------------
                                                                                                        518,484          580,514
                                                                                                   ------------     ------------
  *08/12/04 and 01/18/05.
 **08/12/04 and 01/14/05.
***03/05/99 and 03/24/99.

--------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2005
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive
security systems, audio products and installation accessories.
  Class B Common Stock (B)                                        19,394 shs.         12/22/99     $       --       $    296,723
  Limited Partnership Interest (B)                                 4.61% int.         12/22/99                1          444,618
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                            25,713 shs.         12/22/99             --            393,407
                                                                                                   ------------     ------------
                                                                                                              1        1,134,748
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers.
  Membership Interests of MM/Lincap Diversco
    Investments Ltd. LLC (B)                                      13.57% int.         08/27/98          366,495             --
  Preferred Stock (B)                                              1,639 shs.         12/14/01        1,392,067        1,044,048
  Warrants, exercisable until 2011, to purchase common
    stock of DHI Holdings, Inc. at $.01 per share (B)              6,676 shs.                *          201,655             --
                                                                                                   ------------     ------------
                                                                                                      1,960,217        1,044,048
                                                                                                   ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
  14% Senior Subordinated Note due 2011                          $    984,375         10/30/03          895,277        1,010,420
  Common Stock (B)                                                 3,656 shs.               **          365,600          329,040
  Warrant, exercisable until 2011,
    to purchase common stock at $.01 per share (B)                 1,077 shs.         10/30/03           98,719               11
                                                                                                   ------------     ------------
                                                                                                      1,359,596        1,339,471
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems
used for intravenous drug delivery.
  15% Senior Subordinated Note due 2012                          $  1,142,078         06/28/04        1,103,704        1,187,761
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                11 shs.         06/28/04           40,875             --
                                                                                                   ------------     ------------
                                                                                                      1,144,579        1,187,761
                                                                                                   ------------     ------------
EAGLE PACK PET FOODS, INC.
A manufacturer of premium pet food sold through
independent pet stores.
  14% Senior Subordinated Note due 2011                          $    562,500         09/24/04          542,523          561,272
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                             2,163 shs.         09/24/04           20,893               22
                                                                                                   ------------     ------------
                                                                                                        563,416          561,294
                                                                                                   ------------     ------------
EAGLE WINDOW & DOOR HOLDING CO.
A manufacturer of wood and aluminum-clad wood
windows and doors.
  12% Senior Subordinated Note due 2010                          $  1,000,000         05/06/02          885,694        1,030,000
  Common Stock (B)                                                   125 shs.         05/06/02          125,000          272,250
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                               232 shs.         05/06/02          150,000          505,165
                                                                                                   ------------     ------------
                                                                                                      1,160,694        1,807,415
                                                                                                   ------------     ------------
 *10/24/96 and 08/28/98.
**10/30/03 and 01/02/04.

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2005
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in
other entities.
  Limited Partnership Interest (B)                                 0.04% int.         01/01/01     $      7,238     $      6,821
                                                                                                   ------------     ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  13% Senior Subordinated Note due 2006 (B)                      $    843,750         09/17/02          714,590          506,250
  Limited Partnership Interest (B)                                 0.70% int.         03/30/00          281,250            2,813
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                               253 shs.         03/30/00          135,000                3
                                                                                                   ------------     ------------
                                                                                                      1,130,840          509,066
                                                                                                   ------------     ------------
EURO-PRO CORPORATION
A designer, marketer and distributor of floor care, steam
cleaning and small kitchen products and appliances.
  13.25% Senior Subordinated Note due 2011                       $  1,125,000         09/09/03        1,108,364          891,432
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            23,229 shs.         09/09/03           18,869              232
                                                                                                   ------------     ------------
                                                                                                      1,127,233          891,664
                                                                                                   ------------     ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
  10% Senior Secured Note due 2006                               $     68,418         05/06/04           68,418           68,418
  Limited Partnership Interest of CM Equity Partners (B)           1.21% int.         02/11/98           64,535             --
  Common Stock (B)                                                45,000 shs.         05/06/04                6             --
                                                                                                   ------------     ------------
                                                                                                        132,959           68,418
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
  Series A Preferred Units (B)                                     0.30% int.         07/21/94           96,320              681
                                                                                                   ------------     ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and
wall decor products.
  12.5% Senior Subordinated Note due 2012                        $  1,081,731                *          980,419        1,098,615
  Common Stock (B)                                                    33 shs.                *           33,216           29,898
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               106 shs.                *          105,618                1
                                                                                                   ------------     ------------
                                                                                                      1,119,253        1,128,514
                                                                                                   ------------     ------------
HUSSEY SEATING CORPORATION
A manufacturer of spectator seating products.
  Senior Secured Floating Rate Revolving Note due 2006           $  1,054,767         06/12/96        1,054,767          527,384
  Senior Secured Floating Rate Note due 2006                     $    216,563               **          216,563          108,281
  12% Senior Subordinated Note due 2006                          $    675,000         03/31/03          675,000            6,750
  Common Stock (B)                                                 2,860 shs.         03/12/04          112,500             --
                                                                                                   ------------     ------------
                                                                                                      2,058,830          642,415
                                                                                                   ------------     ------------
 *06/30/04 and 08/19/04.
**06/12/96 and 08/03/01.

--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2005
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
  16.5% Senior Secured Note due 2006                             $    922,049         03/01/04     $    920,761     $    878,067
  Common Stock (B)                                                   130 shs.         06/01/00          149,500           29,900
                                                                                                   ------------     ------------
                                                                                                      1,070,261          907,967
                                                                                                   ------------     ------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                          $    510,187         08/04/00          474,192          503,765
  14% Cumulative Redeemable Preferred Stock Series A (B)             153 shs.         08/04/00          153,119          150,617
  Limited Partnership Interest of Saw Mill Capital
    Fund II, L.P. (B)                                              1.30% int.         08/03/00          469,275          351,995
  Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                            26,931 shs.         08/04/00           61,101           24,844
                                                                                                   ------------     ------------
                                                                                                      1,157,687        1,031,221
                                                                                                   ------------     ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets
and containers.
  12% Senior Subordinated Note due 2011                          $    843,750         12/15/04          791,516          837,507
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               593 shs.         12/15/04           53,528                6
                                                                                                   ------------     ------------
                                                                                                        845,044          837,513
                                                                                                   ------------     ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
  Senior Secured Floating Rate Revolving Note due 2005           $     20,967         06/16/00           20,967           20,959
  Senior Secured Floating Rate Tranche A Note due 2007           $    348,581         06/16/00          348,581          346,029
  12% Senior Secured Tranche B Note due 2008                     $    314,509         06/16/00          300,666          323,944
  Limited Partnership Interest of Riverside XVI Holding
    Company, L.P. (B)                                              3.02% int.         06/12/00          190,563          142,886
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               633 shs.         06/12/00           26,209           47,463
                                                                                                   ------------     ------------
                                                                                                        886,986          881,281
                                                                                                   ------------     ------------
KELE AND ASSOCIATES, INC.
A distributor of building automation control products.
  12% Senior Subordinated Note due 2012                          $    969,643         02/27/04          883,599          967,686
  Common Stock (B)                                                    18 shs.         02/27/04          244,608          262,127
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                 6 shs.         02/27/04            4,124             --
                                                                                                   ------------     ------------
                                                                                                      1,132,331        1,229,813
                                                                                                   ------------     ------------
KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals, lubricants and residual fuels.
  12.5% Senior Subordinated Note due 2009                        $    962,170         04/30/01          962,170          981,413
  Preferred Stock (B)                                                163 shs.         04/30/01          163,000          326,000
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                               142 shs.         04/30/01                7                1
                                                                                                   ------------     ------------
                                                                                                      1,125,177        1,307,414
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2005
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
KEYSTONE NORTH AMERICA, INC.
An operator of funeral homes in North America.
  Common Stock (B)                                                28,577 shs.         02/08/05     $    137,444     $    173,177
                                                                                                   ------------     ------------
LANCASTER LABORATORIES, INC.
A laboratory testing operation in the United States.
  Common Stock (B)                                               455,739 shs.         09/25/00          312,254          810,076
                                                                                                   ------------     ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
  12.5% Senior Subordinated Note due 2008                        $  2,036,000                *        1,849,254        2,048,254
  Common Stock (B)                                                 3,057 shs.                *          213,998          171,192
  Warrant, exercisable until 2006, to purchase
    common stock at $.11 per share (B)                             8,245 shs.                *          318,838          461,720
                                                                                                   ------------     ------------
                                                                                                      2,382,090        2,681,166
                                                                                                   ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of
wine bottles.
  Senior Secured Floating Rate Revolving Note due 2009           $     13,433         02/17/05           13,433           13,312
  Senior Secured Floating Rate Tranche A Note due 2010           $    447,762         09/03/04          447,762          442,699
  12% Senior Secured Tranche B Note due 2011                     $    179,104         09/03/04          157,620          182,731
  Limited Partnership Interest (B)                                 4.48% int.         09/03/04           33,582           30,224
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               243 shs.         09/03/04           22,556                2
                                                                                                   ------------     ------------
                                                                                                        674,953          668,968
                                                                                                   ------------     ------------
MAXON CORPORATION
A manufacturer of industrial combustion equipment and
related shut-off valves and control valves.
  12% Senior Subordinated Note due 2012                          $    549,837         09/30/04          499,814          544,044
  8.75% Senior Subordinated Note due 2012                        $    732,065         09/30/04          732,065          732,065
  Common Stock (B)                                               218,099 shs.         09/30/04          218,099          196,289
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                            87,755 shs.         09/30/04           51,941              878
                                                                                                   ------------     ------------
                                                                                                      1,501,919        1,473,276
                                                                                                   ------------     ------------
MEDASSIST, INC.
A provider of patient eligibility and accounts receivable
management services to hospitals and physician practices.
  12% Senior Subordinated Note due 2011                          $  1,125,000         05/01/03        1,106,972        1,158,750
  8% Preferred Stock (B)                                              44 shs.         10/28/04           44,289           44,055
  Common Stock (B)                                                13,863 shs.         10/28/04           18,576           18,964
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                            44,054 shs.         05/01/03           21,534           60,266
                                                                                                   ------------     ------------
                                                                                                      1,191,371        1,282,035
                                                                                                   ------------     ------------
*12/23/98 and 01/28/99.

--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2005
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
MOSS, INC.
A manufacturer and distributor of large display and exhibit
structures.
  Senior Secured Floating Rate Revolving Note due 2007           $     57,660         03/24/05     $     57,660     $     57,660
  Senior Secured Floating Rate Tranche A Note due 2007           $    486,355         09/21/00          486,355          486,355
  12% Senior Secured Tranche B Note due 2008                     $    192,200         09/21/00          181,663          192,200
  Limited Partnership Interest of Riverside Capital
    Appreciation Fund I, L.P. (B)                                 21.37% int.                *          178,069          222,576
  Warrant, exercisable until 2008, to purchase
    common stock at $100 per share (B)                               264 shs.         09/21/00           23,064           10,997
                                                                                                   ------------     ------------
                                                                                                        926,811          969,788
                                                                                                   ------------     ------------
MUSTANG VENTURES COMPANY
A natural gas gathering and processing operation located in
Oklahoma and Texas.
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                             8,752 shs.         12/11/02          261,264          451,727
                                                                                                   ------------     ------------
NEFF MOTIVATION, INC.
A manufacturer and distributor of customized awards and
sportswear to schools.
  12.5% Senior Subordinated Note due 2011                        $    562,500         01/31/03          481,533          582,240
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               112 shs.         01/31/03           95,625           46,025
                                                                                                   ------------     ------------
                                                                                                        577,158          628,265
                                                                                                   ------------     ------------
NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and bagel
chips in North America
  12.25% Senior Subordinated Note due 2012                       $    986,538         03/29/04          982,661        1,026,000
  10% Preferred Stock (B)                                            135 shs.         03/29/04          135,044          139,478
  Common Stock (B)                                                 3,418 shs.         03/29/04            3,418            3,076
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                             4,565 shs.         03/29/04            3,877               46
                                                                                                   ------------     ------------
                                                                                                      1,125,000        1,168,600
                                                                                                   ------------     ------------
NPC, INC.
A manufacturer of flexible connectors and equipment used
in the installation of sewers and storm drain pipelines.
  Senior Secured Floating Rate Revolving Note due 2006           $    186,513         06/25/99          186,513          183,930
  Senior Secured Floating Rate Note due 2006                     $  1,075,424         06/25/99        1,075,409        1,059,905
  12% Senior Secured Tranche B Note due 2007                     $    559,322         06/25/99          526,128          559,322
  Limited Partnership Interest of Riverside XIII
    Holding Company L.P. (B)                                       1.93% int.         06/11/99          169,648          126,536
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                               115 shs.         06/25/99           81,356                1
                                                                                                   ------------     ------------
                                                                                                      2,039,054        1,929,694
                                                                                                   ------------     ------------
*09/20/00 and 05/23/02.

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2005
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
  9% Senior Secured Note due 2009                                $    464,286         01/28/02     $    464,286     $    511,587
  11.5% Senior Subordinated Note due 2012                        $    857,143         01/28/02          783,797          948,713
  Common Stock (B)                                               178,571 shs.         01/28/02          178,571          186,428
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           138,928 shs.         01/28/02           92,597          143,790
                                                                                                   ------------     ------------
                                                                                                      1,519,251        1,790,518
                                                                                                   ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon and California
and British Columbia.
  12% Senior Subordinated Note due 2006                          $  1,387,000         08/07/98        1,387,000        1,312,738
  12% Senior Subordinated Note due 2008                          $    244,154         02/09/00          230,550          220,125
  Limited Partnership Interest of Riverside VIII,
    VIII-A and VIII-B Holding Company, L.P. (B)                  795,964 uts.                *          808,274          415,321
  Warrants, exercisable until 2007 and 2008, to purchase
    common stock at $.01 per share (B)                            15,166 shs.               **          206,041              152
                                                                                                   ------------     ------------
                                                                                                      2,631,865        1,948,336
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
  12% Senior Subordinated Note due 2008                          $  1,125,000         12/19/00        1,039,814        1,136,250
  Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                 1.28% int.         12/21/00          140,625          316,406
                                                                                                   ------------     ------------
                                                                                                      1,180,439        1,452,656
                                                                                                   ------------     ------------
P H I HOLDING COMPANY
A retailer of mid-priced gift items, home and garden decor,
accessories and other similar consumer products.
  12.5% Senior Subordinated Note due 2010                        $  1,125,000         10/25/02          990,008        1,125,000
  Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                               186 shs.         10/25/02          157,102          371,840
                                                                                                   ------------     ------------
                                                                                                      1,147,110        1,496,840
                                                                                                   ------------     ------------
PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves
and controls.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2005                                            $    366,750         07/22/96          366,750          366,750
  Senior Secured Floating Rate Term Note due 2005                $    142,625         07/22/96          142,625          142,625
  12% Senior Secured Term Note due 2005                          $    163,000         07/22/96          161,363          163,000
  8% Preferred Stock                                                 228 shs.         07/22/96          116,023          115,944
  Common Stock (B)                                                   299 shs.         07/22/96           14,489           14,489
  Warrant, exercisable until 2005, to purchase
    common stock at $.01 per share (B)                               162 shs.         07/22/96           49,000                2
                                                                                                   ------------     ------------
                                                                                                        850,250          802,810
                                                                                                   ------------     ------------
 *08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/29/00.

--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2005
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
PROCESS CHEMICALS LLC
A specialty chemical company that manufactures processed
chemicals for the fertilizer, asphalt and concrete industries.
Common Membership Interests                                            1 uts.                *     $          4     $    144,000
                                                                                                   ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
  9.8% Redeemable Exchangeable Preferred Stock (B)                   332 shs.         08/12/94           33,217             --
  Common Stock (B)                                                   867 shs.               **           42,365             --
                                                                                                   ------------     ------------
                                                                                                         75,582             --
                                                                                                   ------------     ------------
PW EAGLE, INC. - O.T.C.
An extruder of small and medium diameter plastic pipe
and tubing in the United States.
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                           101,236 shs.         09/16/99                1          413,144
                                                                                                   ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis
products.
  12% Senior Subordinated Note due 2012                          $    937,500         05/28/04          751,001          966,518
  Common Stock (B)                                               187,500 shs.         05/28/04          187,500          168,750
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           199,969 shs.         05/28/04          199,969            2,000
                                                                                                   ------------     ------------
                                                                                                      1,138,470        1,137,268
                                                                                                   ------------     ------------
QUALSERV CORPORATION
A provider of foodservice equipment and supplies, to
major restaurant chains and their franchisees.
  14% Senior Subordinated Note due 2012                          $    997,487         07/09/04          972,864          941,817
  Limited Partnership Interest (B)                                 4.90% int.         07/09/04          137,195          123,476
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               280 shs.         07/09/04           25,973                3
                                                                                                   ------------     ------------
                                                                                                      1,136,032        1,065,296
                                                                                                   ------------     ------------
RIVER RANCH FRESH FOODS LLC
A supplier of fresh produce to the retail and foodservice
channels.
  13% Senior Subordinated Note due 2011                          $    975,000         09/29/04          894,933          961,325
  Limited Partnership Interest (B)                                21,499 uts.         09/29/04          150,000          134,997
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            12,481 shs.         09/29/04           83,596              125
                                                                                                   ------------     ------------
                                                                                                      1,128,529        1,096,447
                                                                                                   ------------     ------------
 *07/31/97 and 01/04/99.
**11/14/01 and 08/12/94.

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2005
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured
marble bathroom products.
  12.5% Senior Subordinated Note due 2011                        $    562,500         11/14/03     $    503,957     $    549,575
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                74 shs.         11/14/03           65,089                1
                                                                                                   ------------     ------------
                                                                                                        569,046          549,576
                                                                                                   ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
  Senior Secured Floating Rate Tranche A Note due 2007           $    659,549         06/02/99          659,549          659,549
  12% Senior Secured Tranche B Note due 2007                     $    646,089         06/02/99          646,089          646,089
  Class B Common Stock (B)                                           846 shs.         06/02/99          146,456          290,455
                                                                                                   ------------     ------------
                                                                                                      1,452,094        1,596,093
                                                                                                   ------------     ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
  12% Senior Subordinated Note due 2012                          $    814,655         09/10/04          756,628          824,198
  Common Stock (B)                                                   310 shs.         09/10/04          310,345          279,315
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                71 shs.         09/10/04           60,129                1
                                                                                                   ------------     ------------
                                                                                                      1,127,102        1,103,514
                                                                                                   ------------     ------------
SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials for bottles
used in consumer products.
  12% Senior Subordinated Note due 2009                          $  1,125,000         06/13/02        1,056,193        1,145,250
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                             1,064 shs.         06/13/02           96,365          314,025
                                                                                                   ------------     ------------
                                                                                                      1,152,558        1,459,275
                                                                                                   ------------     ------------
SHELTER ACQUISITION, INC.
A distributor of roofing supplies and products throughout
the Midwest.
  12.5% Senior Subordinated Note due 2008                        $    803,571         08/01/02          727,247          819,642
  Common Stock (B)                                               477,411 shs.                *          477,411          429,670
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                           139,470 shs.         08/01/02          114,589            1,395
                                                                                                   ------------     ------------
                                                                                                      1,319,247        1,250,707
                                                                                                   ------------     ------------
SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded
polyethylene containers.
  12.25% Senior Subordinated Note due 2008                       $  2,250,000         12/06/99        2,089,029        2,250,000
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                               369 shs.         12/06/99          306,818          115,499
                                                                                                   ------------     ------------
                                                                                                      2,395,847        2,365,499
                                                                                                   ------------     ------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
  Limited Partnership Interest of MHD Holdings LLC (B)             0.76% int.         08/29/00          278,907           67,845
                                                                                                   ------------     ------------
*08/01/02, 01/17/03 and 12/31/04.

--------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2005
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
STRATEGIC EQUIPMENT & SUPPLY CORPORATION, INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                            61,862 shs.         01/14/00     $    382,501     $       --
                                                                                                   ------------     ------------
SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the plastic
injection molding process.
  12% Senior Subordinated Note due 2007                          $    975,000         08/21/03          943,659          994,500
  Limited Partnership Interest (B)                                 1.05% int.         08/20/03          150,000          666,000
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            45,942 shs.         08/21/03           45,000          203,982
                                                                                                   ------------     ------------
                                                                                                      1,138,659        1,864,482
                                                                                                   ------------     ------------
TERRA RENEWAL SERVICES, INC.
A provider of wastewater residual management and
required environmental reporting, permitting, nutrient
management planning and record keeping to companies
involved in poultry and food processing.
  Senior Secured Floating Rate Term A Note due 2010              $    179,688         03/01/05          179,688          179,233
  Senior Secured Floating Rate Term B Note due 2012              $    210,937         03/01/05          210,937          210,244
  12% Senior Subordinated Note due 2013                          $    585,937         03/01/05          553,845          577,726
  Limited Partnership Interest of Saw Mill Capital
    Fund V, L.P. (B)                                                 236 uts.         03/01/05          235,547          211,995
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                                37 shs.         03/01/05           32,098             --
                                                                                                   ------------     ------------
                                                                                                      1,212,115        1,179,198
                                                                                                   ------------     ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as
safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
  13% Senior Subordinated Note due 2009                          $  1,356,000         02/05/98        1,250,248        1,356,000
  Common Stock (B)                                                   315 shs.         02/04/98          315,000          267,238
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                               222 shs.         02/05/98          184,416          188,337
                                                                                                   ------------     ------------
                                                                                                      1,749,664        1,811,575
                                                                                                   ------------     ------------
TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line on the
Columbia/Snake River system.
  17% Preferred Stock (B)                                            280 shs.         12/23/02          280,000          378,000
  Convertible Preferred Stock, convertible into
    common stock at $1,000 per share (B)                             560 shs.         07/25/96          560,000          756,000
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               237 shs.         07/25/96           24,103          319,788
                                                                                                   ------------     ------------
                                                                                                        864,103        1,453,788
                                                                                                   ------------     ------------
TOMAH HOLDINGS, INC.
A manufacturer of specialty chemicals.
  16% Senior Subordinated Note due 2011                          $    773,875         12/08/03          748,387          804,830
  16% Preferred Stock Series A (B)                                    20 shs.         12/08/03          334,393          347,933
  Common Stock (B)                                                 2,789 shs.         12/08/03           69,602           62,641
                                                                                                   ------------     ------------
                                                                                                      1,152,382        1,215,404
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2005
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
  10.5% Senior Secured Term Note due 2008                        $    676,983         01/20/00     $    676,983     $    692,182
  12% Senior Subordinated Note due 2010                          $    758,100         01/20/00          723,762          785,859
  Common Stock (B)                                               129,960 shs.         01/20/00          129,960          103,968
  Warrant, exercisable until 2010, to purchase
    common stock at $1 per share (B)                             148,912 shs.         01/20/00           56,316            1,489
                                                                                                   ------------     ------------
                                                                                                      1,587,021        1,583,498
                                                                                                   ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
  12.5% Senior Subordinated Note due 2010                        $    562,500         04/11/03          521,493          569,770
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                             3,060 shs.         04/11/03           50,625               31
                                                                                                   ------------     ------------
                                                                                                        572,118          569,801
                                                                                                   ------------     ------------
TUBULAR TEXTILE MACHINERY
A designer, manufacturer, seller and servicer of finishing
machinery for the knit and woven segments of the global
textile industry.
  12% Senior Subordinated Note due 2014                          $    705,457         05/28/04          634,560          679,840
  8.75% Senior Secured Note due 2011                             $    409,310         05/28/04          409,310          398,730
  Common Stock (B)                                               385,233 shs.         05/28/04          385,233          288,925
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           116,521 shs.         05/28/04           74,736            1,165
                                                                                                   ------------     ------------
                                                                                                      1,503,839        1,368,660
                                                                                                   ------------     ------------
TVI, INC.
A retailer of used clothing in the United States, Canada
and Australia.
Common Stock (B)                                                 187,500 shs.         05/02/00          187,500          219,375
                                                                                                   ------------     ------------
U S M HOLDINGS CORPORATION
A provider of facility maintenance services to retail and
corporate clients with multiple locations.
  12% Senior Subordinated Note due 2011                          $    947,368         08/06/03          808,521          968,259
  Preferred Stock (B)                                              1,771 shs.         08/06/03          177,086          177,097
  Common Stock (B)                                                   546 shs.         08/06/03              546              546
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               502 shs.         08/06/03          157,869              502
                                                                                                   ------------     ------------
                                                                                                      1,144,022        1,146,404
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter
icemaking, wine storage and refrigeration appliances.
  12.5% Senior Subordinated Note due 2012                        $    996,500         04/30/04          891,205        1,010,998
  10% Junior Subordinated Note due 2012                          $     33,705         04/30/04           33,713           33,758
  Common Stock (B)                                                    96 shs.         04/30/04           96,400           86,760
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               122 shs.         04/30/04          112,106                1
                                                                                                   ------------     ------------
                                                                                                      1,133,424        1,131,517
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2005
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in
other entities.
Series A Preferred Units (B)                                       0.03% int.         12/02/96     $          1     $          2
                                                                                                   ------------     ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused
on the foodservice industry.
  13% Senior Subordinated Note due 2011                          $    999,153         09/24/04          904,572        1,021,449
  Common Stock (B)                                                12,585 shs.         09/24/04          125,850          113,265
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            12,593 shs.         09/24/04           98,938              126
                                                                                                   ------------     ------------
                                                                                                      1,129,360        1,134,840
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes
and tags used on tea bags and medical and food products.
  12.5% Senior Subordinated Note due 2012                        $    900,000         07/19/04          785,152          901,791
  Limited Partnership Interest Class A (B)                       219,375 uts.         07/19/04          219,375          197,438
  Limited Partnership Interest Class B (B)                        96,848 uts.         07/19/04           96,848           87,163
                                                                                                   ------------     ------------
                                                                                                      1,101,375        1,186,392
                                                                                                   ------------     ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
  10% Senior Subordinated Lien Note due 2009                     $    532,895         07/12/04          532,895          525,553
  14% Senior Subordinated Note due 2012                          $    552,631         07/12/04          551,131          544,622
  Limited Partnership Interest (B)                                 0.20% int.         07/12/04           19,737           17,763
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                             2,133 shs.         07/12/04            1,500               21
                                                                                                   ------------     ------------
                                                                                                      1,105,263        1,087,959
                                                                                                   ------------     ------------
WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and other related
services to retailers.
  12.5% Senior Subordinated Note due 2011                        $    569,524         11/03/00          556,510          575,219
  Senior Preferred Stock (B)                                       2,484 shs.         11/01/00          118,605          116,062
  Class B Common Stock (B)                                         4,743 shs.         11/01/00            4,743           43,669
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                             2,107 shs.         11/03/00             --             19,380
                                                                                                   ------------     ------------
                                                                                                        679,858          754,330
                                                                                                   ------------     ------------
WEASLER HOLDINGS LLC
A manufacturer of mechanical power transmission
components for the agricultural, lawn and turf industries.
  Limited Partnership Interest (B)                                 0.82% int.         02/03/03           53,570           74,998
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                               136 shs.         02/04/03          111,086          189,938
                                                                                                   ------------     ------------
                                                                                                        164,656          264,936
                                                                                                   ------------     ------------
TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                $ 84,927,598     $ 85,334,802
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2005
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)     Rate       Date        Amount        Cost        Fair Value
                                                    ----       ----        ------        ----       ------------
RULE 144A SECURITIES - 7.03%:

BONDS - 6.65%
  A E P Industries, Inc.                           7.875%    03/15/13   $     75,000  $     75,000  $     75,319
  A E S Corporation                                8.750     05/15/13        425,000       477,223       463,250
  A E S Corporation                                9.000     05/15/15        175,000       175,000       192,500
  Activant Solutions, Inc.                         9.010     04/01/10        400,000       400,000       408,000
  BCP Caylux Holding Lux SCA                       9.625     06/15/14        355,000       355,000       404,700
  Blockbuster, Inc.                                9.000     09/01/12        275,000       277,148       266,750
  Bombardier Capital, Inc.                         6.125     06/29/06        500,000       509,383       498,750
  Bombardier, Inc.                                 6.300     05/01/14        500,000       440,315       420,000
  Cablevision Systems Corporation                  6.669     04/01/09        450,000       450,000       477,000
  Charter Communications Op LLC                    8.000     04/30/12        500,000       498,750       497,500
  Douglas Dynamics LLC                             7.750     01/15/12        325,000       327,023       318,500
  GulfMark Offshore, Inc.                          7.750     07/15/14        300,000       298,725       309,000
  Intelsat Bermuda, Ltd.                           7.805     01/15/12        225,000       225,000       228,375
  Intelsat Bermuda, Ltd.                           8.250     01/15/13        250,000       250,000       252,500
  Interactive Health LLC                           7.250     04/01/11        500,000       412,040       455,000
  Jostens I H Corporation                          7.625     10/01/12        325,000       325,000       321,750
  Magnachip Semiconductor                          8.000     12/15/14         50,000        50,000        51,125
  Markwest Energy                                  6.875     11/01/14        250,000       250,000       250,000
  Metaldyne Corporation                           10.000     11/01/13        340,000       342,130       309,400
  PQ Corporation                                   7.500     02/15/13        175,000       175,000       172,375
  Siebe PLC                                        6.500     01/15/10        350,000       308,000       320,250
  T C W Lev Income Trust LP                        8.410     09/30/04        942,858       942,858       141,429
  Texas Genco LLC                                  6.875     12/15/14        350,000       350,000       350,875
  Universal City Florida                           7.493     05/01/10        100,000       100,000       103,500
  Universal City Florida                           8.375     05/01/10        100,000       100,000       102,000
                                                                        ------------  ------------  ------------
TOTAL BONDS                                                             $  8,237,858     8,113,595     7,389,848
                                                                        ============  ------------  ------------

CONVERTIBLE BONDS - 0.38%
  Cymer, Inc.                                      3.500%    02/15/09   $    450,000  $    450,000  $    424,125
                                                                        ------------  ------------  ------------
    TOTAL CONVERTIBLE BONDS                                             $    450,000       450,000       424,125
                                                                        ============  ------------  ------------

WARRANTS - 0.00%
  Winsloew Furniture, Inc. (B)                                                 700    $          7  $         11
                                                                                      ------------  ------------
    TOTAL WARRANTS                                                                              7             11
                                                                                      ------------  ------------

TOTAL RULE 144A SECURITIES                                                               8,563,602     7,813,984
                                                                                      ------------  ------------
    TOTAL CORPORATE RESTRICTED SECURITIES                                             $ 93,491,200  $ 93,148,786
                                                                                      ------------  ------------

--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2005
(Unaudited)

                                                 Interest      Due         Principal
CORPORATE PUBLIC SECURITIES - 25.10%:(A)           Rate        Date          Amount         Cost     Market Value
                                                 --------    --------      ---------      --------   ------------
BONDS - 22.24%
  Abitibi-Consolidated, Inc.                       7.750%    06/15/11   $    500,000  $    517,769  $    490,000
  Activant Solutions, Inc.                        10.500     06/15/11        325,000       326,024       346,125
  Aearo Co.                                        8.250     04/15/12        225,000       225,000       237,375
  Allied Waste NA                                  7.875     04/15/13        500,000       513,750       498,750
  American Media Operation, Inc.                   8.875     01/15/11        475,000       475,697       489,250
  Appleton Papers, Inc.                            8.125     06/15/11        250,000       250,000       258,125
  Argo Tech Corporation                            9.250     06/01/11        425,000       425,000       456,875
  Arrow Electronics, Inc.                          7.000     01/15/07        500,000       523,176       518,707
  C S C Holdings, Inc.                             7.625     04/01/11        250,000       251,053       260,000
  Cadmus Communications Corporation                8.375     06/15/14        350,000       350,000       365,750
  Chemed Corporation                               8.750     02/24/11        600,000       600,000       652,500
  Chesapeake Energy Corporation                    7.000     08/15/14        150,000       150,000       154,500
  Cincinnati Bell, Inc.                            8.375     01/15/14        550,000       503,750       541,750
  Collins & Aikman Products Co.                   10.750     12/31/11        450,000       462,125       370,125
  Del Monte Corporation                            8.625     12/15/12        200,000       200,000       216,500
  Dollar Financial Group                           9.750     11/15/11        325,000       325,000       346,125
  Dominos, Inc.                                    8.250     07/01/11        109,000       108,213       113,905
  Electronic Data Systems Corporation              7.125     10/15/09        500,000       506,002       537,419
  Esterline Technologies                           7.750     06/15/13        175,000       175,000       182,000
  Ford Motor Credit Co.                            5.800     01/12/09        500,000       499,070       477,538
  G F S I, Inc.                                    9.625     03/01/07        375,000       337,546       360,000
  Gencorp, Inc.                                    9.500     08/15/13        130,000       130,000       144,950
  General Motors Accept Corporation                5.850     01/14/09        500,000       503,532       462,659
  General Nutrition Center                         8.500     12/01/10        425,000       425,000       361,250
  Goodyear Tire & Rubber Co.                       7.857     08/15/11        350,000       327,250       337,750
  Houghton Mifflin Co.                             9.875     02/01/13        500,000       528,074       515,000
  Huntsman LLC                                    11.625     10/15/10        163,000       161,068       190,710
  Intrawest Corporation                            7.500     10/15/13        250,000       250,000       250,625
  K 2, Inc.                                        7.375     07/01/14        150,000       150,610       155,250
  Koppers Inc.                                     9.875     10/15/13        250,000       250,000       278,750
  Leucadia National Corporation                    7.000     08/15/13        350,000       357,120       349,125
  Liberty Media Corporation                        5.700     05/15/13        500,000       475,805       471,265
  Lodgenet Entertainment Corporation               9.500     06/15/13        375,000       375,000       408,750
  Lyondell Chemical Co.                            9.500     12/15/08        450,000       459,535       481,500
  M G M Mirage, Inc.                               6.000     10/01/09        225,000       228,080       221,906
  M S X International, Inc.                       11.000     10/15/07        175,000       173,502       175,000
  Majestic Star Casino LLC                         9.500     10/15/10        250,000       250,000       261,563
  Manitowoc Company, Inc.                          7.125     11/01/13        100,000       100,000       103,000
  Mediacom LLC                                     9.500     01/15/13        750,000       746,101       748,125
  Moog, Inc.                                       6.250     01/15/15         60,000        60,000        58,800
  Nalco Co.                                        7.750     11/15/11        250,000       250,000       260,000
  Neff Corporation                                10.250     06/01/08         90,000        89,000        79,200
  Nextel Communications Corporation                7.375     08/01/15        400,000       410,343       422,500
  North American Energy Partners                   8.750     12/01/11        200,000       200,000       180,000
  Northwest Airlines Corporation                   8.970     01/02/15        643,112       643,112       407,026
  Numatics, Inc.                                   9.625     04/01/08        375,000       376,823       341,250
  O E D Corp/Diamond Jo Company Guarantee          8.750     04/15/12        500,000       492,980       471,250

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2005
(Unaudited)

                                                 Interest      Due        Principal
CORPORATE PUBLIC SECURITIES - (A)                  Rate        Date         Amount        Cost      Market Value
(Continued)                                      --------    --------     ---------     --------    ------------
  Offshore Logistics, Inc.                         6.125%    06/15/13   $    350,000  $    350,000  $    332,500
  Pacific Energy Partners                          7.125     06/15/14        250,000       252,171       258,750
  Pinnacle Foods Group                             8.250     12/01/13        225,000       225,000       192,375
  Pliant Corporation                               0.000     06/15/09        675,000       587,341       607,500
  Primedia, Inc.                                   8.000     05/15/13        500,000       513,750       510,000
  Quintiles Transnational Corporation             10.000     10/01/13        250,000       250,000       281,250
  Rayovac Corporation                              8.500     10/01/13        175,000       175,000       180,250
  Rent-A-Center, Inc.                              7.500     05/01/10        250,000       250,000       248,750
  Rent-Way, Inc.                                  11.875     06/15/10        450,000       471,532       498,375
  Rhodia SA                                       10.250     06/01/10        250,000       252,660       272,500
  Rhodia SA                                        8.875     06/01/11        250,000       249,834       243,125
  Rogers Wireless, Inc.                            7.250     12/15/12         90,000        90,000        91,800
  Rogers Wireless, Inc.                            8.000     12/15/12         90,000        90,000        92,475
  Rogers Wireless, Inc.                            7.500     03/15/15         60,000        60,000        61,950
  Service Corporation International                6.000     12/15/05         21,000        21,071        21,000
  Sheridan Acquisition Corporation                10.250     08/15/11        225,000       222,001       239,063
  Sports Club Co.                                 11.375     03/15/06        100,000        97,000        98,500
  Tekni-Plex, Inc.                                12.750     06/15/10        500,000       483,500       417,500
  Telex Communications, Inc.                      11.500     10/15/08        250,000       250,000       273,750
  Tenet Healthcare Corporation                     6.375     12/01/11        250,000       241,250       230,625
  Tenet Healthcare Corporation                     9.875     07/01/14        350,000       341,859       364,000
  Triton P C S, Inc.                               8.500     06/01/13        500,000       500,000       460,000
  Tyco International Group SA                      6.375     10/15/11        150,000       148,500       160,132
  United Rentals, Inc.                             7.750     11/15/13        325,000       325,000       315,250
  Utilicorp United, Inc.                           9.950     02/01/11        500,000       551,880       560,000
  Vicorp Restaurants Inc                          10.500     04/15/11        300,000       296,373       306,000
  Vought Aircraft Industries                       8.000     07/15/11        650,000       649,326       640,250
  Warner Music Group                               7.375     04/15/14        125,000       125,000       128,750
  Williams Scotsman, Inc.                          9.875     06/01/07        250,000       246,250       248,750
  Wornick Co.                                     10.875     07/15/11        350,000       350,000       365,750
                                                                        ------------  ------------  ------------
    TOTAL BONDS                                                         $ 24,856,112    24,803,408    24,711,443
                                                                        ============  ------------  ------------

--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
March 31, 2005
(Unaudited)

                                                                          Shares or
                                                  Interest     Due        Principal
CORPORATE PUBLIC SECURITIES (A)(CONTINUED)          Rate       Date         Amount        Cost      Market Value
                                                  --------   --------     ---------     --------    ------------
COMMON STOCK - 2.41%
  Distributed Energy Systems                                                  14,000  $    177,078  $     47,600
  Dolby Laboratories, Inc. (B)                                                   100         1,800         2,350
  H C I Direct, Inc. (B)                                                         500          --            --
  Rent-Way, Inc. (B)                                                          46,432       458,123       380,742
  Transmontaigne, Inc. (B)                                                   277,771       909,179     2,222,168
  Shamir Optical Industry Ltd (B)                                              1,700        23,800        26,265
                                                                                      ------------  ------------
    TOTAL COMMON STOCK                                                                   1,569,980     2,679,125
                                                                                      ------------  ------------


CONVERTIBLE BONDS - 0.45%
  Leucadia National Corporation                    3.750%    04/15/14   $    500,000  $    500,000  $    493,750
                                                                        ------------  ------------  ------------
    TOTAL CONVERTIBLE BONDS                                             $    500,000       500,000       493,750
                                                                        ============  ------------  ------------
    TOTAL CORPORATE PUBLIC SECURITIES                                                 $ 26,873,388  $ 27,884,318
                                                                                      ------------  ------------

                                                                          Shares or
                                                  Interest     Due        Principal
SHORT-TERM SECURITIES:                           Rate/Yield    Date         Amount        Cost      Market Value
                                                 ----------  --------     ---------     --------    ------------
COMMERCIAL PAPER - 8.15%
  Alcoa, Inc.                                       2.801%   04/06/05   $  1,131,000  $  1,130,560  $  1,130,560
  Campbell Soup Company                             2.781    04/07/05      1,887,000     1,886,126     1,886,126
  Countrywide Home Loans, Inc.                      2.852    04/05/05      2,090,000     2,089,338     2,089,338
  Detroit Edison Company                            2.802    04/04/05      2,225,000     2,224,481     2,224,481
  Whirlpool Corporation                             2.772    04/01/05      1,723,000     1,723,000     1,723,000
                                                                        ------------  ------------  ------------
    TOTAL SHORT-TERM SECURITIES                                         $  9,056,000  $  9,053,505  $  9,053,505
                                                                        ============  ------------  ------------

TOTAL INVESTMENTS                                  117.08%                            $129,418,093  $130,086,609
                                                                                      ============  ------------
  Other Assets                                       4.04                                              4,494,453
  Liabilities                                      (21.12)                                           (23,470,469)
                                                   ------                                           ------------
  TOTAL NET ASSETS                                 100.00%                                          $111,110,593
                                                   ======                                           ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)  Non-income producing security.

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2005
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (Cont.)                Market Value           INDUSTRY CLASSIFICATION: (Cont.)                Market Value
                                               --------------                                                         --------------
AEROSPACE - 1.52%                                                      BUILDINGS & REAL ESTATE - 5.45%
Argo Tech Corporation                          $      456,875          A W C Holding Company                          $    1,143,161
Bombardier, Inc.                                      420,000          Adorn, Inc.                                         1,286,625
Esterline Technologies                                182,000          Eagle Window & Door Holding Co.                     1,807,415
Vought Aircraft Industries                            640,250          Shelter Acquisition, Inc.                           1,250,707
                                               --------------          TruStile Doors, Inc.                                  569,801
                                                    1,699,125                                                         --------------
                                               --------------                                                              6,057,709
AIRLINES - 0.37%                                                                                                      --------------
Northwest Airlines Corporation                        407,026          CARGO TRANSPORT - 2.48%
                                               --------------          Kenan-Advantage Transport Company                   1,307,414
AUTOMOBILE - 8.60%                                                     Tidewater Holdings, Inc.                            1,453,788
America's Body Company, Inc./LCP Holding Co.        1,750,000                                                         --------------
Collins & Aikman Products Co.                         370,125                                                              2,761,202
Gencorp, Inc.                                         144,950                                                         --------------
Goodyear Tire & Rubber Co.                            337,750          CHEMICAL, PLASTICS
Jason, Inc.                                         1,031,221           & RUBBER - 2.70%
LIH Investors, L.P.                                 2,681,166          Capital Specialty Plastics, Inc.                          252
Metaldyne Corporation                                 309,400          Huntsman LLC                                          190,710
Nyloncraft, Inc.                                    1,790,518          Koppers, Inc.                                         278,750
Qualis Automotive LLC                               1,137,268          Lyondell Chemical Co.                                 481,500
                                               --------------          PQ Corporation                                        172,375
                                                    9,552,398          Process Chemicals LLC                                 144,000
                                               --------------          Rhodia SA                                             515,625
BEVERAGE, DRUG & FOOD - 4.93%                                          Tomah Holdings, Inc.                                1,215,404
Beta Brands Ltd                                          --                                                           --------------
Cains Foods, L.P.                                     250,288                                                              2,998,616
Del Monte Corporation                                 216,500                                                         --------------
Dominos, Inc.                                         113,905          CONSUMER PRODUCTS - 8.36%
Eagle Pack Pet Foods, Inc.                            561,294          Appleton Papers, Inc.                                 258,125
Nonni's Food Company                                1,168,600          Augusta Sportswear Holding Co.                      1,130,433
Pinnacle Foods Group                                  192,375          Colibri Holdings Corporation                        1,013,384
River Ranch Fresh Foods LLC                         1,096,447          Euro-Pro Corporation                                  891,664
Specialty Foods Group, Inc.                            67,845          G F S I, Inc.                                         360,000
Vicorp Restaurants, Inc.                              306,000          H C I Direct, Inc.                                       --
Vitality Foodservice, Inc.                          1,134,840          K 2, Inc.                                             155,250
Wornick Co.                                           365,750          Maverick Acquisition Company                          668,968
                                               --------------          Neff Motivation, Inc.                                  79,200
                                                    5,473,844          Rayovac Corporation                                   180,250
                                               --------------          Royal Baths Manufacturing Company                     549,576
BROADCASTING - 2.58%                                                   Savage Sports Holding, Inc.                         1,103,514
C S C Holdings, Inc.                                  260,000          The Tranzonic Companies                             1,811,575
Cablevision Systems Corporation                       477,000          Walls Industries, Inc.                              1,087,959
Charter Communications Op LLC                         497,500          Winsloew Furniture, Inc.                                   11
Liberty Media Corporation                             471,265                                                         --------------
Lodgenet Entertainment Corporation                    408,750                                                              9,289,909
Mediacom LLC                                          748,125                                                         --------------
                                               --------------          CONTAINERS, PACKAGING
                                                    2,862,640           & GLASS - 6.81%
                                               --------------          A E P Industries, Inc.                                 75,319
                                                                       Paradigm Packaging, Inc.                            1,452,656
                                                                       Pliant Corporation                                    607,500
                                                                       Selig Acquisition Corporation                       1,459,275
                                                                       Snyder Industries, Inc.                             2,365,499
                                                                       Tekni-Plex, Inc.                                      417,500
                                                                       Vitex Packaging, Inc.                               1,186,392
                                                                                                                      --------------
                                                                                                                           7,564,141
                                                                                                                      --------------

--------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2005
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (Cont.)                Market Value           INDUSTRY CLASSIFICATION: (Cont.)                Market Value
                                               --------------                                                         --------------
DISTRIBUTION - 4.64%                                                   FINANCIAL SERVICES - 3.09%
Brampton Fastener Co. Ltd                      $      898,850          BCP Caylux Holding Lux SCA                     $      404,700
Corvest Group, Inc.                                 1,965,370          Bombardier Capital, Inc.                              498,750
Kele and Associates, Inc.                           1,229,813          Dollar Financial Group                                346,125
QualServ Corporation                                1,065,296          East River Ventures I, L.P.                             6,821
Strategic Equipment & Supply Corporation, Inc.           --            Ford Motor Credit Co.                                 477,538
                                               --------------          General Motors Acceptance Corporation                 462,659
                                                    5,159,329          Highgate Capital LLC                                      681
                                               --------------          Leucadia National Corporation                         842,875
DIVERSIFIED/CONGLOMERATE,                                              T C W Leveraged Income Trust, L.P.                    141,429
 MANUFACTURING - 3.44%                                                 Victory Ventures LLC                                        2
Activant Solutions, Inc.                              754,125          Williams Scotsman, Inc.                               248,750
Coining of America LLC                              1,101,237                                                         --------------
Dexter Magnetics Technologies, Inc.                   580,514                                                              3,430,330
Douglas Dynamics LLC                                  318,500                                                         --------------
Evans Consoles, Inc.                                   68,418          HEALTHCARE, EDUCATION &
Justrite Manufacturing Acquisition Co.                837,513           CHILDCARE - 4.60%
Tyco International Group SA                           160,132          A T I Acquisition Company                           1,066,361
                                               --------------          American Hospice Management Holding LLC             1,405,879
                                                    3,820,439          Interactive Health LLC                                455,000
                                               --------------          MedAssist, Inc.                                     1,282,035
DIVERSIFIED/CONGLOMERATE,                                              Quintiles Transnational Corporation                   281,250
 SERVICE - 8.18%                                                       Shamir Optical Industry Ltd                            26,265
Abitibi-Consolidated, Inc.                            490,000          Tenet Healthcare Corporation                          594,625
Allied Waste NA                                       498,750                                                         --------------
CapeSuccess LLC                                         2,512                                                              5,111,415
Chemed Corporation                                  1,455,540                                                         --------------
Diversco, Inc./DHI Holdings, Inc.                   1,044,048          HOME & OFFICE FURNISHINGS,
Dwyer Group, Inc.                                   1,339,471           HOUSEWARES, AND DURABLE
Keystone North America, Inc.                          173,177           CONSUMER PRODUCTS - 3.63%
Lancaster Laboratories, Inc.                          810,076          Connor Sport Court International, Inc.              1,133,204
Moss, Inc.                                            969,788          Home Decor Holding Company                          1,128,514
M S X International, Inc.                             175,000          Hussey Seating Corporation                            642,415
Service Corporation International                      21,000          U-Line Corporation                                  1,131,517
U S M Holdings Corporation                          1,146,404                                                         --------------
Universal City Florida                                205,500                                                              4,035,650
Washington Inventory Services, Inc.                   754,330                                                         --------------
                                               --------------          LEISURE, AMUSEMENT,
                                                    9,085,596           ENTERTAINMENT - 1.99%
                                               --------------          Intrawest Corporation                                 250,625
ELECTRONICS - 3.93%                                                    Keepsake Quilting, Inc.                               881,281
A E S Corporation                                     655,750          M G M Mirage, Inc.                                    221,906
Arrow Electronics, Inc.                               518,707          Majestic Star Casino LLC                              261,563
Directed Electronics, Inc.                          1,134,748          O E D Corp/Diamond Jo Company Guarantee               471,250
Distributed Energy Systems                             47,600          Warner Music Group                                    128,750
Electronic Data Systems Corporation                   537,419                                                         --------------
Precision Dynamics, Inc.                              802,810                                                              2,215,375
Siebe PLC                                             320,250                                                         --------------
Texas Genco LLC                                       350,875
                                               --------------
                                                    4,368,159
                                               --------------
FARMING & AGRICULTURE - 0.00%
Protein Genetics, Inc.                                   --
                                               --------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2005
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (Cont.)                Market Value           INDUSTRY CLASSIFICATION: (Cont.)                Market Value
                                               --------------                                                         --------------
MACHINERY - 11.96%                                                     RETAIL STORES - 5.82%
Aearo Co.                                      $      237,375          Blockbuster, Inc.                              $      266,750
C & M Conveyor, Inc.                                1,208,603          General Nutrition Center                              361,250
Integration Technology Systems, Inc.                  907,967          Neff Corporation                                      628,265
Manitowoc Company, Inc.                               103,000          Olympic Sales, Inc.                                 1,948,336
Maxon Corporation                                   1,473,276          P H I Holding Company                               1,496,840
NPC, Inc.                                           1,929,694          Rent-A-Center, Inc.                                   248,750
Numatics, Inc.                                        341,250          Rent-Way, Inc.                                        879,117
PW Eagle, Inc.                                        413,144          Sports Club Co.                                        98,500
Safety Speed Cut Manufacturing Company, Inc.        1,596,093          TVI, Inc.                                             219,375
Synventive Equity LLC                               1,864,482          United Rentals, Inc.                                  315,250
Tronair, Inc.                                       1,583,498                                                         --------------
Tubular Textile Machinery                           1,368,660                                                              6,462,433
Weasler Holdings LLC                                  264,936                                                         --------------
                                               --------------          TECHNOLOGY - 0.63%
                                                   13,291,978          Convera Corporation
                                               --------------          Cymer, Inc.                                           424,125
MEDICAL DEVICES/BIOTECH - 2.74%                                        Delstar Holding Corporation                           220,944
Beacon Medical Products, Inc.                       1,179,253          Dolby Laboratories, Inc.                                2,350
Coeur, Inc.                                           674,085          Magnachip Semiconductor                                51,125
E X C Acquisition Corporation                       1,187,761                                                         --------------
                                               --------------                                                                698,544
                                                    3,041,099                                                         --------------
                                               --------------          TELECOMMUNICATIONS - 2.18%
MINING, STEEL, IRON                                                    Cincinnati Bell, Inc.                                 541,750
 & NON PRECIOUS METALS - 0.05%                                         Intelsat Bermuda, Ltd.                                480,875
Better Minerals & Aggregates                           54,525          Nextel Communications Corporation                     422,500
                                               --------------          Rogers Wireless, Inc.                                 246,225
OIL AND GAS - 3.52%                                                    Telex Communications, Inc.                            273,750
Chesapeake Energy Corporation                         154,500          Triton P C S, Inc.                                    460,000
GulfMark Offshore, Inc.                               309,000                                                         --------------
Mustang Ventures Company                              451,727                                                              2,425,100
North American Energy Partners                        180,000                                                         --------------
Offshore Logistics, Inc.                              332,500          UTILITIES - 1.01%
Pacific Energy Partners                               258,750          Bill Barrett Corporation
Transmontaigne, Inc.                                2,222,168          Markwest Energy                                       250,000
                                               --------------          Moog, Inc.                                             58,800
                                                    3,908,645          Nalco Co.                                             260,000
                                               --------------          Utilicorp United, Inc.                                560,000
PHARMACEUTICALS - 0.46%                                                                                               --------------
Enzymatic Therapy, Inc.                               509,066                                                              1,128,800
                                               --------------                                                         --------------
PUBLISHING/PRINTING - 2.20%                                            WASTE MANAGEMENT/
American Media Operation, Inc.                        489,250           POLLUTION - 1.06%
Cadmus Communications Corporation                     365,750          Terra Renewal Services, Inc.                        1,179,198
Houghton Mifflin Co.                                  515,000                                                         --------------
Jostens I H Corporation                               321,750          TOTAL CORPORATE RESTRICTED
Primedia, Inc.                                        510,000           AND PUBLIC SECURITIES - 108.93%               $  121,033,104
Sheridan Acquisition Corporation                      239,063                                                         ==============
                                               --------------
                                                    2,440,813
                                               --------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
28

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(Unaudited)

1.   HISTORY

     MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

     The Trust is a diversified closed-end management investment company. Babson Capital Management LLC, formerly David L. Babson & Company Inc. ("Babson Capital"), a whollyowned indirect subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed below investment grade, long-term corporate debt obligations purchased directly from their issuers, at least half of which normally will include equity features.

     On January 27, 1998, the Board of Trustees authorized the formation of a wholly owned subsidiary of the Trust ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The results of the MMPI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the Federal tax consequences of the MMPI Subsidiary Trust.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

     A.   Valuation of Investments:

     Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

     Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities, which may be effected immediately if the market is adequate, absent an exemption from registration, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933.

     The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees the ("Trustees"). Each restricted security is valued by the Trustees as of the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of a security held by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

     When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

     The Trust's Board of Trustees meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who

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                                                                              29
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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)

     are not interested persons of the Trust or of Babson Capital, the Trust's investment adviser. In making valuations, the Trustees will consider Babson Capital's reports analyzing each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

     The consolidated financial statements include private placement restricted securities valued at $85,334,802 (76.80% of net assets) as of March 31, 2005 whose values have been determined by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of March 31, 2005, subject to discount where appropriate, and are approved by the Trustees.

     Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

     B.   Accounting for Investments:

     Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

     Discounts and premiums on securities purchased are amortized, over the lives pf the respective securities. Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

     C.   Use of Estimates:

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     D.   Federal Income Taxes:

     No provision for federal income taxes on net investment income and short-term capital gains is considered necessary for the Trust because it is a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification by, among other things, distributing substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon, or distribute all or a portion of such net gains.

     The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMPI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

     The MMPI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust's receiving any distributions from the MMPI Subsidiary Trust, all of the MMPI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. For the three months ended March 31, 2005 the MMPI Subsidiary Trust has accrued tax expense on net realized and unrealized gains of $81,426 and $241,386, respectively.

     E.   Distributions to Shareholders:

     The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the exdividend date. The Trust's net investment income dividend is declared four times per year, in April, July, October and December. The Trust's net realized capital gain distribution, if any, is declared in December.

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30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)

3.   INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEE

     Under an Investment Advisory and Administrative Services Contract (the "Contract") with the Trust, Babson Capital has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a negotiated private placement, and which would be consistent with the investment objectives and policies of the Trust, to also offer such securities to the Trust. Babson Capital will use its best efforts to insure that issuers accede to such requests. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson Capital provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

     For its services under the Contract, Babson Capital is paid a quarterly fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust's net assets as of such day.

4.   SENIOR SECURED INDEBTEDNESS:

     A.   NOTE PAYABLE

     MassMutual holds the Trust's $12,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due December 13, 2011 and accrues interest at 5.80% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the three months ended March 31, 2005, the Trust incurred total interest expense on the Note of $174,000.

     The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Notes proposed to be redeemed.

     B.   REVOLVING CREDIT AGREEMENT

     The Trust entered into a $15,000,000 Revolving Credit Agreement with Fleet National Bank (the "Agent Bank") dated May 29, 1997, which had a stated matured on May 31, 2004. The maturity date of this loan was extended to May 31, 2007, and its terms amended and restated pursuant to the First Amended and Restated Revolving Credit Agreement (the "Revolver") dated May 27, 2004, between the Trust and the Agent Bank.

     The Revolver bears interest payable quarterly in arrears at a per annum rate that varies depending upon whether the Trust requests a Base Rate Loan or LIBOR Rate Loan. Interest on Base Rate loans equals the higher of: (i) the annual "Base Rate" as set periodically by the Agent Bank and (ii) the most recent Federal Funds Effective Rate plus .50% per annum. Per annum interest on LIBOR Rate Loans equals .60% plus the London Inter Bank Offered Rate ("LIBOR") rate, divided by 1 minus LIBOR Reserve Rate. The Trust also incurs expense on the undrawn portion of the total Revolver at a rate of .25% per annum.

     As of March 31, 2005, there was $10,500,000 in outstanding loans against the Revolver and the average blended rate of interest attributable to the Revolver was 2.93%. For the three months ended March 31, 2005, the Trust incurred total interest expense on the Revolver of $77,011, plus $2,774 related to the undrawn portion.

5.   PURCHASES AND SALES OF INVESTMENTS

                                                    For the three months
                                                      ended 3/31/2005

                                                  Cost of      Proceeds from
                                                Investments      Sales or
                                                 Acquired       Maturities
                                               ------------    ------------
Corporate restricted securities                $  7,454,659    $  9,829,745
Corporate public securities                       1,322,144       2,553,902
Short-term securities                           104,800,104     101,374,000

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                                                                              31

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)

     The aggregate cost of investments was substantially the same for financial reporting and federal income tax purposes as of March 31, 2005. The net unrealized appreciation of investments for federal tax purposes as of March 31, 2005 is $427,130 and consists of $13,124,800 appreciation and $12,697,670 depreciation.

6.   CONTINGENCIES

     The Trust, together with other investors including MassMutual, is a plaintiff in litigation related to private placement investments made by the Trust in Sharp International Corporation ("Sharp"). Three managing shareholders of Sharp, which is currently being liquidated in a Chapter 11 proceeding, have pleaded guilty to criminal fraud charges. A civil lawsuit was brought by the Trust and the other investors in New York state court to recover damages for lost investment funds from Sharp's auditors. A settlement of the lawsuit against Sharp's auditors has been agreed to by the parties to this lawsuit, including the Trust, subject to state court approval. Under the terms of the settlement agreement, the Trust will recover all legal fees it incurred to prosecute the lawsuit, as well as additional amounts. A related lawsuit brought by the Trustee of the Sharp bankruptcy estate against Sharp's auditors on behalf of unsecured creditors including the Trust has also been settled, subject to approval by the U.S. Bankruptcy Court. If this settlement is approved by the Bankruptcy Court, as expected, the Trust will receive its pro rata share of the settlement proceeds distributed by the Bankruptcy Trustee to Sharp's unsecured creditors. Total net proceeds to be distributed to the Trust as a result of the settlement of these two lawsuits against Sharp's auditors are expected to be approximately $750,000, subject to Bankruptcy Court approval and final adjustments related to litigation costs.













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32

TRUSTEES                               OFFICERS
--------                               --------
DONALD E. BENSON*                      STUART H. REESE          CHAIRMAN
DONALD GLICKMAN                        ROGER W. CRANDALL        PRESIDENT
MARTIN T. HART*                        CHARLES C. MCCOBB, JR.   VICE PRESIDENT &
ROBERT E. JOYAL                                                 CHIEF FINANCIAL
JACK A. LAUGHERY           [LOGO]                               OFFICER
CORINE T. NORGAARD*                    STEPHEN L. KUHN          VICE PRESIDENT &
STUART H. REESE                                                 SECRETARY
                                       MICHAEL P. HERMSEN       VICE PRESIDENT
                                       MARY WILSON KIBBE        VICE PRESIDENT
                                       MICHAEL L. KLOFAS        VICE PRESIDENT
                                       CLIFFORD M. NOREEN       VICE PRESIDENT
                                       RICHARD E. SPENCER, II   VICE PRESIDENT
                                       JAMES M. ROY             TREASURER
                                       JOHN T. DAVITT, JR.      COMPTROLLER
                                       MARY ELLEN WESNESKI      CHIEF COMPLIANCE
                                                                OFFICER

* MEMBER OF THE AUDIT COMMITTEE


                  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan. The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newlyissued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Participation Investors' Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.

                                                                      DB1040 505